Research and Development Expenses (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses [Abstract]
Fees related to service providers	$ 31	$ 30	$ 30